BANK BORROWINGS (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 China Development Bank [Member]	Dec. 31, 2012 China Development Bank [Member] Loan Two [Member]	Dec. 31, 2012 China Import & Export Bank [Member]	Dec. 31, 2012 China Import & Export Bank [Member] Loan Two [Member]	Dec. 31, 2012 Shanghai Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Short-term bank borrowings annual average interest rates	6.35%	6.65%
Long-term bank borrowings have annual average interest rates	4.61%	5.55%
Short term credit facility	$ 802,800,000		$ 57,400,000		$ 31,800,000		$ 12,700,000
Short term credit facility, amount withdrawn	311,500,000			30,000,000		39,800,000
Short term credit facility, amount available	$ 491,300,000
Credit facility period			6 years	3 years	13 months	2 years	6 years